Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended
		Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015	Oct. 31, 2014
Dimensional Emerging Markets Value Fund
Account Value [Line Items]
Line Graph and Table Measure Name		Dimensional Emerging Markets Value Fund
Account Value		$ 16,152	$ 13,080	$ 11,267	$ 13,962	$ 10,286	$ 11,354	$ 10,788	$ 11,863	$ 9,499	$ 8,204	$ 10,000
MSCI Emerging Markets Index (net div.) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	[1]	MSCI Emerging Markets Index (net div.)1
Account Value		$ 14,012	11,181	10,091	14,631	12,509	11,556	10,331	11,809	9,339	8,547	10,000
MSCI Emerging Markets Value Index (net div.) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Value Index (net div.)
Account Value		$ 12,822	$ 10,460	$ 9,221	$ 12,330	$ 9,610	$ 10,499	$ 9,905	$ 10,797	$ 8,946	$ 8,238	$ 10,000

[1]
1	The Fund has added this index in response to new regulatory requirements.